Held-to-maturity Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Held-to-maturity Financial Assets

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Corporate bonds	$23,849.7	$19,338.8
Structured product	1,609.9	1,482.9
Commercial paper	8,628.2	—
Negotiable certificate of deposit	4,829.9	—

	$38,917.7	$20,821.7

Current portion	$16,610.1	$1,988.4
Noncurrent portion	22,307.6	18,833.3

	$38,917.7	$20,821.7